SIGNIFICANT ACCOUNTING POLICIES - Remaining performance obligations (Details) $ in Thousands	Dec. 31, 2023 USD ($)
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2024-01-01
SIGNIFICANT ACCOUNTING POLICIES
Revenue remaining performance obligation expected timing of satisfaction period	1 year
Remaining performance obligations	$ 38,820
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2024-01-01 | Products
SIGNIFICANT ACCOUNTING POLICIES
Remaining performance obligations	227
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2024-01-01 | Services
SIGNIFICANT ACCOUNTING POLICIES
Remaining performance obligations	$ 38,593
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2025-01-01
SIGNIFICANT ACCOUNTING POLICIES
Revenue remaining performance obligation expected timing of satisfaction period	1 year
Remaining performance obligations	$ 9,929
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2025-01-01 | Products
SIGNIFICANT ACCOUNTING POLICIES
Remaining performance obligations	2
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2025-01-01 | Services
SIGNIFICANT ACCOUNTING POLICIES
Remaining performance obligations	$ 9,927
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2026-01-01
SIGNIFICANT ACCOUNTING POLICIES
Revenue remaining performance obligation expected timing of satisfaction period	1 year
Remaining performance obligations	$ 6,981
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2026-01-01 | Services
SIGNIFICANT ACCOUNTING POLICIES
Remaining performance obligations	$ 6,981